Putnam Global Income Trust
The fund's portfolio
1/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (82.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (9.5%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/53	$5,000,000	$4,964,734
4.00%, TBA, 2/1/53	4,000,000	3,887,153
3.50%, TBA, 2/1/53	1,000,000	946,319
3.00%, TBA, 2/1/53	5,000,000	4,593,423

		14,391,629
U.S. Government Agency Mortgage Obligations (73.1%)
Uniform Mortgage-Backed Securities
6.00%, TBA, 3/1/53	6,000,000	6,152,813
6.00%, TBA, 2/1/53	6,000,000	6,164,531
5.50%, TBA, 3/1/53	6,000,000	6,090,706
5.50%, TBA, 2/1/53	15,000,000	15,239,070
5.00%, TBA, 3/1/53	17,000,000	17,057,773
5.00%, TBA, 2/1/53	41,000,000	41,163,360
4.50%, TBA, 2/1/53	9,000,000	8,889,610
4.00%, TBA, 2/1/53	2,000,000	1,930,625
3.50%, TBA, 2/1/53	4,000,000	3,754,062
2.50%, TBA, 2/1/53	2,000,000	1,750,468
2.00%, TBA, 2/1/53	3,000,000	2,524,970

		110,717,988

Total U.S. government and agency mortgage obligations (cost $123,720,450)		$125,109,617

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.75%, 11/15/29(i)	$129,000	$116,127

Total U.S. treasury obligations (cost $116,127)		$116,127

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (32.6%)(a)
		Principal amount	Value
Australia (Government of) sr. unsec. bonds 3.00%, 3/21/47 (Australia)	AUD	120,000	$71,863
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	350,000	245,407
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	810,000	542,677
Australia (Government of) sr. unsec. notes 3.25%, 4/21/25 (Australia)	AUD	630,000	445,748
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	290,000	238,813
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	570,000	567,313
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	560,000	578,181
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	440,000	549,189
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	225,000	178,122
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	80,000	64,728
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	64,110
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	6,000,000	898,207
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$460,000	416,074
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d'lvoire)	EUR	100,000	91,358
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		$300,000	291,375
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	750,000	138,237
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,470,000	209,607
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		$218,000	185,396
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		255,000	262,388
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		150,000	147,042
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		241,000	240,041
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%, 4/15/34 (Finland)	EUR	260,000	234,367
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,079,734
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	190,000	244,958
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	70,000	78,361
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,300,000	1,424,178
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	710,000	734,209
France (Government of) unsec. notes zero %, 11/25/30 (France)	EUR	330,000	293,071
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	410,000	392,155
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		$200,000	180,738
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		710,000	678,851
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,235,000	1,230,949
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	90,000	80,623
Ireland (Republic of) unsec. notes 0.20%, 5/15/27 (Ireland)	EUR	410,000	403,610
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,046,213
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	450,000	512,910
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	200,915
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	980,000	1,054,114
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	80,000	51,300
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,170,000	1,046,726
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	60,000,000	504,500
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	93,000,000	611,579
Japan (Government of) sr. unsec. unsub. bonds 0.50%, 3/20/60 (Japan)	JPY	18,000,000	95,760
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	260,000,000	2,313,883
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	105,000,000	915,182
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	239,000,000	1,710,925
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	645,000,000	4,952,672
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	47,000,000	276,212
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	184,000,000	1,614,094
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		$670,000	607,958
Malaysia (Government of) sr. unsec. notes 3.885%, 8/15/29 (Malaysia)	MYR	2,650,000	626,048
Mexico (Government of) sr. unsec. notes 7.50%, 6/3/27 (Mexico)	MXN	12,510,000	638,300
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	280,000	356,181
Netherlands (Government of) unsec. notes 0.25%, 7/15/29 (Netherlands)	EUR	110,000	103,813
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	430,000	436,388
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	231,016
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	180,022
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	850,000	743,768
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	410,000	255,226
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	1,560,000	1,142,140
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		$370,000	358,900
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	197,500
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	177,100
Poland (Government of) unsec. notes 0.75%, 4/25/25 (Poland)	PLN	1,850,000	379,251
Portugal (Republic of) sr. unsec. notes 1.95%, 6/15/29 (Portugal)	EUR	510,000	525,367
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	443,918
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	467,759
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	640,000	774,141
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	175,114
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	20,000	11,911
Spain (Kingdom of) sr. unsec. notes 1.60%, 4/30/25 (Spain)	EUR	560,000	592,531
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	430,000	442,357
Spain (Kingdom of) sr. unsec. notes 1.25%, 10/31/30 (Spain)	EUR	200,000	190,336
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	170,000	164,443
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,110,000	557,394
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	140,000	16,128
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	500,000	623,157
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	170,000	188,439
Thailand (Government of) sr. unsec. bonds 2.00%, 12/17/31 (Thailand)	THB	19,600,000	574,914
United Kingdom Treasury unsec. bonds 4.50%, 9/7/34 (United Kingdom)	GBP	1,120,000	1,513,347
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	120,000	145,368
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	880,000	1,166,927
United Kingdom Treasury unsec. notes Ser. REGS, 2.00%, 9/7/25 (United Kingdom)	GBP	1,330,000	1,590,663
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		$1,110,000	910,053
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%, 1/23/31 (Uruguay)		1,170,000	1,166,545
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		225,000	227,241

Total foreign government and agency bonds and notes (cost $56,264,927)			$49,290,329

MORTGAGE-BACKED SECURITIES (28.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (5.2%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4972, IO, 6.00%, 5/25/50	$2,609,841	$549,175
REMICs Ser. 5160, Class IA, IO, 4.00%, 11/25/51	4,420,399	845,564
REMICs Ser. 4973, Class LI, IO, 4.00%, 4/25/50	4,184,265	831,693
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	350,543	51,791
REMICs Ser. 5077, Class GI, IO, 3.50%, 2/25/51	3,807,987	667,777
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	755,908	90,474
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,515,049	116,213
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.544%, 6/25/50	1,045,114	131,021
Federal National Mortgage Association
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	324,286	40,760
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	339,923	13,164
REMICs IFB Ser. 12-116, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 7.20%), 2.694%, 10/25/42	493,757	70,748
REMICs IFB Ser. 19-42, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.544%, 8/25/49	3,211,120	375,920
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	534,645	91,635
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48	209,547	42,074
Ser. 14-76, IO, 5.00%, 5/20/44	232,633	46,367
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	76,293	15,734
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	159,242	32,645
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	50,428	10,344
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	6,410,829	1,170,735
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	3,881,466	696,840
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	350,556	58,275
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	247,709	43,262
Ser. 16-138, Class GI, IO, 4.00%, 10/20/46	2,255,247	386,210
Ser. 17-H02, Class BI, IO, 3.561%, 1/20/67(WAC)	2,165,502	73,465
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,753,412	551,564
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	228,049	10,655
Ser. 17-H04, Class BI, IO, 2.673%, 2/20/67(WAC)	1,843,502	77,091
Ser. 17-H19, Class MI, IO, 2.064%, 4/20/67(WAC)	1,134,848	64,686
IFB Ser. 10-171, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.45%), 1.991%, 12/16/40	388,871	35,045
Ser. 15-H26, Class EI, IO, 1.682%, 10/20/65(WAC)	1,645,573	74,544
Ser. 16-H16, Class EI, IO, 1.638%, 6/20/66(WAC)	2,113,376	99,329
IFB Ser. 20-32, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.614%, 3/20/50	658,832	75,111
Ser. 15-H25, Class AI, IO, 1.535%, 9/20/65(WAC)	1,850,293	66,611
Ser. 14-H12, Class BI, IO, 1.507%, 5/20/64(WAC)	2,012,813	82,702
Ser. 16-H13, Class EI, IO, 0.402%, 4/20/66(WAC)	1,373,687	64,866
Ser. 16-H23, Class NI, IO, 0.36%, 10/20/66(WAC)	2,541,559	103,187
Ser. 15-H26, Class DI, IO, 0.077%, 10/20/65(WAC)	1,664,719	63,151
Ser. 14-H21, Class AI, IO, 0.047%, 10/20/64(WAC)	1,740,413	56,553

		7,876,981
Commercial mortgage-backed securities (13.5%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, 5.665%, 6/15/36	418,000	408,091
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.315%, 12/15/53(WAC)	4,894,308	343,565
FRB Ser. 19-BN20, Class XA, IO, 0.813%, 9/15/62(WAC)	9,052,743	374,564
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class B, 4.096%, 5/15/52	201,000	178,723
FRB Ser. 20-C8, Class XA, IO, 1.831%, 10/15/53(WAC)	4,649,063	444,941
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	210,000	191,283
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	1,053,000	863,460
Citigroup Commercial Mortgage Trust FRB Ser. 13-GC17, Class C, 5.101%, 11/10/46(WAC)	221,000	214,578
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.088%, 3/11/47(WAC)	455,000	427,069
COMM Mortgage Trust
FRB Ser. 13-CR11, Class B, 5.11%, 8/10/50(WAC)	243,000	238,072
FRB Ser. 13-CR13, Class C, 4.876%, 11/10/46(WAC)	492,000	467,505
FRB Ser. 14-CR17, Class C, 4.781%, 5/10/47(WAC)	942,000	861,494
FRB Ser. 14-CR18, Class C, 4.747%, 7/15/47(WAC)	393,000	371,012
FRB Ser. 14-UBS6, Class C, 4.436%, 12/10/47(WAC)	110,000	101,971
Ser. 14-CR21, Class B, 4.339%, 12/10/47(WAC)	433,000	409,773
FRB Ser. 15-LC19, Class C, 4.215%, 2/10/48(WAC)	430,000	399,085
FRB Ser. 14-UBS6, Class XA, IO, 0.836%, 12/10/47(WAC)	7,460,582	83,536
FRB Ser. 15-LC21, Class XA, IO, 0.654%, 7/10/48(WAC)	9,539,929	118,287
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.876%, 11/10/46(WAC)	280,000	239,779
FRB Ser. 12-CR2, Class D, 4.871%, 8/15/45(WAC)	160,437	148,014
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.846%, 9/15/39(WAC)	2,112	34
FRB Ser. 07-C2, Class AX, IO, 0.024%, 1/15/49(WAC)	645,540	6
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.258%, 4/15/50(WAC)	819,000	718,849
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.447%, 12/15/49(WAC)	822,000	674,236
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.355%, 8/10/44(WAC)	764,958	677,013
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.585%, 6/25/30(WAC)	2,243,000	213,172
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.144%, 8/25/29(WAC)	2,787,738	167,579
GS Mortgage Securities Trust FRB Ser. 15-GC30, Class C, 4.069%, 5/10/50(WAC)	286,000	259,090
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.356%, 8/10/43(WAC)	328,000	262,947
FRB Ser. 13-GC14, Class B, 4.698%, 8/10/46(WAC)	296,000	287,629
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.547%, 9/15/47(WAC)	225,000	205,352
FRB Ser. 13-C12, Class B, 4.112%, 7/15/45(WAC)	473,000	468,084
FRB Ser. 15-C33, Class XA, IO, 0.901%, 12/15/48(WAC)	3,173,104	66,112
FRB Ser. 14-C22, Class XA, IO, 0.799%, 9/15/47(WAC)	8,503,323	74,691
FRB Ser. 13-C12, Class XA, IO, 0.355%, 7/15/45(WAC)	14,442,430	144
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 4.883%, 1/15/47(WAC)	505,000	471,761
FRB Ser. 14-C23, Class D, 3.984%, 9/15/47(WAC)	437,000	377,430
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	339,000	336,524
FRB Ser. 19-COR5, Class XA, IO, 1.467%, 6/13/52(WAC)	8,111,404	502,441
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43(WAC)	256,841	4,674
FRB Ser. 13-C16, Class XA, IO, 0.832%, 12/15/46(WAC)	6,984,307	21,422
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	777,000	605,361
FRB Ser. 21-1MEM, Class D, 2.654%, 10/9/42(WAC)	915,000	627,287
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	686,987	82
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	1,175	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.059%, 2/15/47(WAC)	207,000	200,047
FRB Ser. 14-C17, Class C, 4.485%, 8/15/47(WAC)	591,000	557,062
Ser. 14-C18, Class C, 4.474%, 10/15/47(WAC)	310,000	264,716
FRB Ser. 15-C24, Class B, 4.328%, 5/15/48(WAC)	253,000	239,095
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.54%, 11/15/45(WAC)	278,000	244,716
FRB Ser. 13-C9, Class D, 4.102%, 5/15/46(WAC)	274,000	242,349
Morgan Stanley Capital I Trust Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	191,000	165,930
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.083%, 7/15/49(WAC)	185,000	179,339
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 7.756%, 10/25/49	661,070	625,715
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.004%, 12/15/50(WAC)	4,193,260	150,978
Wells Fargo Commercial Mortgage Trust
Ser. 17-RC1, Class C, 4.591%, 1/15/60	225,000	201,315
FRB Ser. 15-C30, Class C, 4.498%, 9/15/58(WAC)	342,000	314,617
FRB Ser. 13-LC12, Class C, 4.291%, 7/15/46(WAC)	363,000	307,171
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	314,000	265,104
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	707,000	638,035
FRB Ser. 19-C52, Class XA, IO, 1.603%, 8/15/52(WAC)	3,430,954	250,374
FRB Ser. 16-LC25, Class XA, IO, 0.832%, 12/15/59(WAC)	4,108,228	105,639
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47(WAC)	930,000	893,675
Ser. 14-C22, Class AS, 4.069%, 9/15/57(WAC)	397,000	375,323
FRB Ser. 13-C14, Class XA, IO, 0.646%, 6/15/46(WAC)	9,729,856	5,364
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.845%, 6/15/44(WAC)	163,000	126,889
FRB Ser. 11-C4, Class C, 4.845%, 6/15/44(WAC)	120,071	115,446
FRB Ser. 12-C10, Class D, 4.392%, 12/15/45(WAC)	180,000	112,841
FRB Ser. 12-C10, Class XA, IO, 1.151%, 12/15/45(WAC)	174,537	2

		20,488,464
Residential mortgage-backed securities (non-agency) (9.9%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	89,259	82,705
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 5.106%, 9/25/45	97,482	87,379
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 7.006%, 10/25/29 (Bermuda)	156,132	154,957
BRAVO Residential Funding Trust 144A
Ser. 21-A, Class A1, 1.991%, 10/25/59	389,708	371,696
Ser. 21-C, Class A1, 1.62%, 3/1/61	282,195	245,510
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (ICE LIBOR USD 1 Month + 0.24%), 4.986%, 6/25/36	165,389	158,914
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 4.686%, 11/25/47	183,578	152,385
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	665,000	629,024
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 4.886%, 8/25/46	275,006	222,132
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 4.666%, 2/20/47	153,952	117,874
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 3.387%, 8/25/46	109,964	96,638
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 3.367%, 6/25/46	236,450	199,165
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.206%, 11/25/28 (Bermuda)	258,096	257,282
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (ICE LIBOR USD 1 Month + 6.35%), 10.856%, 9/25/28	398,067	420,375
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 9.506%, 12/25/28	447,410	466,733
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.206%, 4/25/28	484,012	508,616
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (ICE LIBOR USD 1 Month + 3.80%), 8.306%, 3/25/29	128,346	131,375
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 8.056%, 8/25/29	350,696	362,970
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.26%, 6/25/42	87,298	89,363
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.11%, 10/25/50	25,696	26,024
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 6.96%, 7/25/42	395,515	400,459
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 6.906%, 2/25/47	113,938	114,508
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.46%, 9/25/42	20,076	20,218
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 6.406%, 1/25/50	37,101	37,009
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.16%, 1/25/42	212,000	205,239
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.61%, 2/25/42	197,485	196,004
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 5.506%, 2/25/47	595,747	590,698
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.31%, 1/25/42	49,794	48,908
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.16%, 9/25/41	13,889	13,408
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.11%, 10/25/41	251,309	249,297
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	512,886	500,095
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 11.456%, 8/25/28	145,952	154,428
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.256%, 8/25/28	231,276	245,785
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 10.506%, 9/25/28	141,161	148,282
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 10.406%, 10/25/28	55,283	57,771
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.206%, 4/25/28	295,674	312,073
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 10.056%, 4/25/28	493,200	517,829
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 9.806%, 10/25/28	71,348	74,920
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (ICE LIBOR USD 1 Month + 5.25%), 9.756%, 10/25/23	66,927	68,687
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 9.506%, 11/25/24	6,408	6,487
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 8.806%, 2/25/25	49,032	50,735
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.506%, 5/25/25	25,428	25,940
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.156%, 9/25/29	72,000	74,456
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.406%, 7/25/24	271,081	274,095
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (ICE LIBOR USD 1 Month + 2.80%), 7.306%, 2/25/30	64,000	64,661
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month + 2.35%), 6.856%, 1/25/31	81,545	82,259
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 5.756%, 7/25/29	53,210	53,019
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (ICE LIBOR USD 1 Month + 1.00%), 5.506%, 5/25/30	261,906	260,673
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.31%, 1/25/42	427,000	414,991
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.26%, 6/25/42	57,497	58,680
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 6.956%, 7/25/31	7,133	7,142
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.81%, 9/25/42	131,188	131,908
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.656%, 11/25/39	34,463	34,211
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 6.556%, 1/25/40	495,396	496,013
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.51%, 1/25/42	97,771	96,793
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.31%, 12/25/41	110,510	109,267
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 5.06%, 10/25/41	3,243	3,229
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	928,433	309,437
JP Morgan Alternative Loan Trust FRB Ser. 07-S1, Class A1, (ICE LIBOR USD 1 Month + 0.28%), 5.066%, 4/25/47	157,708	148,950
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	212,685	209,573
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	267,171	248,106
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	365,000	340,740
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.484%, 8/26/47(WAC)	110,478	107,336
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (ICE LIBOR USD 1 Month + 0.90%), 5.406%, 1/25/48	51,269	50,115
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	300,000	279,217
NovaStar Mortgage Funding Trust FRB Ser. 06-5, Class A2C, (ICE LIBOR USD 1 Month + 0.34%), 4.846%, 11/25/36	1,034,513	325,872
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (ICE LIBOR USD 1 Month + 1.04%), 5.546%, 3/25/34	143,387	129,285
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 5.356%, 5/25/47	298,407	238,068
Toorak Mortgage Corp., Ltd. 144A
Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	135,254	130,344
Ser. 21-1, Class A1, 2.24%, 6/25/24	120,000	114,525
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65(WAC)	74,059	64,482
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 5.486%, 10/25/45	114,544	107,284
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 5.466%, 7/25/45	197,055	181,054
FRB Ser. 05-AR1, Class A1B, (ICE LIBOR USD 1 Month + 0.78%), 5.286%, 1/25/45	113,821	104,275
FRB Ser. 05-AR2, Class 2A1B, (ICE LIBOR USD 1 Month + 0.74%), 5.246%, 1/25/45	129,552	126,080
FRB Ser. 05-AR10, Class 1A3, 3.832%, 9/25/35(WAC)	88,799	79,273
FRB Ser. 05-AR12, Class 1A8, 3.809%, 10/25/35(WAC)	262,062	229,741
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (ICE LIBOR USD 1 Month + 0.30%), 4.806%, 5/25/36	524,691	380,948

		14,885,999

Total mortgage-backed securities (cost $47,101,101)		$43,251,444

CORPORATE BONDS AND NOTES (22.5%)(a)
		Principal amount	Value
Basic materials (1.5%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		$275,000	$268,079
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		450,000	455,810
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		157,000	158,684
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		278,000	260,682
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		260,000	213,525
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		132,000	109,404
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		632,000	604,536
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		172,000	201,552
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		33,000	38,107

			2,310,379
Capital goods (0.7%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		351,000	307,058
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		324,000	292,887
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		179,000	165,491
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		70,000	50,084
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		176,000	171,195
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33		110,000	106,859

			1,093,574
Communication services (2.4%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		291,000	254,244
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		406,000	383,435
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		487,000	445,086
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		16,000	12,937
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		355,000	353,104
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		464,000	461,615
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		178,000	169,433
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		137,000	130,736
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		192,000	183,198
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		404,000	365,706
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		18,000	16,858
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		440,000	423,226
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		92,000	80,408
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		312,000	278,244

			3,558,230
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.099%, perpetual maturity		214,000	213,251

			213,251
Consumer cyclicals (1.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		344,000	323,790
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		193,000	146,405
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		354,000	295,596
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		385,000	386,522
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		147,000	141,596
General Motors Financial Co., Inc. sr. unsec. notes 2.35%, 2/26/27		100,000	89,746
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		76,000	68,373
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		163,000	160,788
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	352,881
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32		463,000	412,049

			2,377,746
Consumer staples (1.7%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		435,000	417,181
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		281,000	286,208
GSK Consumer Healthcare Capital US, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	236,644
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		240,000	229,465
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		584,000	568,935
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	435,000	461,480
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		$441,000	437,750

			2,637,663
Energy (1.9%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		231,000	232,740
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		183,000	152,774
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		418,000	397,716
EQT Corp. sr. unsec. notes 5.678%, 10/1/25		128,000	128,167
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		318,000	351,788
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32		220,000	231,336
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		267,000	267,633
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		44,000	42,327
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		246,000	196,934
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		31,000	25,732
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)		200,000	195,400
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		294,000	294,543
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		90,000	84,134
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		355,000	317,281

			2,918,505
Financials (8.8%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		400,000	392,160
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		660,000	554,142
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		380,000	367,101
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		180,000	198,242
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		386,000	309,777
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		524,000	492,909
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	192,654
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	398,721
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		346,000	347,717
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		525,000	457,503
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		400,000	390,029
BPCE SA 144A sr. unsec. notes 3.50%, 10/23/27 (France)		250,000	230,769
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		540,000	525,784
Capital One Financial Corp. sr. unsec. unsub. FRN 1.878%, 11/2/27		264,000	233,710
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		622,000	567,824
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		212,000	196,495
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29		200,000	186,668
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		400,000	361,798
Credit Suisse Group AG 144A jr. unsec. sub. FRN 7.50%, perpetual maturity (Switzerland)		200,000	189,500
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		250,000	219,668
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	388,046
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		160,000	155,052
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51		160,000	100,657
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		306,000	320,758
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		88,000	87,910
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		188,000	163,485
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		138,000	120,027
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27		192,000	199,669
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		505,000	401,808
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		280,000	277,900
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		138,000	136,608
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		429,000	311,483
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		230,000	253,000
NatWest Group PLC sr. unsec. unsub. FRN 1.642%, 6/14/27 (United Kingdom)		595,000	528,889
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		136,000	133,613
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		643,000	552,935
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		102,000	117,970
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24		181,000	173,437
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)		225,000	184,478
UBS Group AG 144A sr. unsec. FRN 4.703%, 8/5/27 (Switzerland)		379,000	374,082
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	298,125
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		500,000	399,577
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		183,000	177,204
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		68,000	62,828
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		163,000	150,266
Wells Fargo & Co. unsec. sub. notes Ser. GMTN, 4.30%, 7/22/27		267,000	264,017
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		126,000	120,945

			13,267,940
Health care (0.5%)
Danaher Corp. sr. unsec. unsub. notes 3.35%, 9/15/25		203,000	197,625
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27		190,000	196,860
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		240,000	250,546
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		105,000	99,823

			744,854
Technology (1.5%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		461,000	444,194
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		361,000	336,752
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		489,000	448,835
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		244,000	213,084
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		108,000	103,715
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		75,000	58,294
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		207,000	163,834
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30		100,000	87,962
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26		91,000	82,992
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		426,000	361,609

			2,301,271
Transportation (0.4%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		103,000	96,072
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		529,000	516,276

			612,348
Utilities and power (1.4%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		276,000	248,824
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		77,000	66,949
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		330,000	275,609
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		351,000	324,572
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		220,000	210,059
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32		129,000	129,728
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50		100,000	83,486
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		204,000	188,586
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		108,000	104,388
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (ICE LIBOR USD 3 Month + 2.11%), 6.719%, 5/15/67		498,000	423,593

			2,055,794

Total corporate bonds and notes (cost $36,754,747)			$34,091,555

COLLATERALIZED LOAN OBLIGATIONS (4.0%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 4/15/34 (Cayman Islands)	$250,000	$245,692
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.008%, 7/20/34 (Cayman Islands)	263,000	259,431
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.915%, 4/22/34	250,000	246,318
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 5.968%, 10/25/32 (Cayman Islands)	250,000	245,235
Apidos CLO XII 144A FRB Ser. 18-12A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.872%, 4/15/31 (Cayman Islands)	500,000	495,528
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 5.862%, 4/15/34 (Cayman Islands)	500,000	491,339
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (ICE LIBOR USD 3 Month + 1.09%), 5.898%, 4/20/31	250,000	248,341
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.065%, 11/22/34 (Cayman Islands)	323,000	315,111
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 10/15/34 (Cayman Islands)	250,000	245,878
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 5.918%, 4/20/32 (Cayman Islands)	313,000	309,251
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 5.785%, 7/27/30 (Cayman Islands)	344,277	340,634
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 6.022%, 10/15/31 (Cayman Islands)	398,485	396,126
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 6.162%, 4/15/33 (Cayman Islands)	250,000	246,463
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.215%, 10/22/30 (Cayman Islands)	250,000	245,495
OZLM XVIII, Ltd. 144A FRB Ser. 18-18A, Class A, (ICE LIBOR USD 3 Month + 1.02%), 5.85%, 4/15/31 (Cayman Islands)	250,000	245,490
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 6.606%, 5/15/32 (Cayman Islands)	250,000	241,521
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 5.808%, 10/20/31 (Cayman Islands)	250,000	245,875
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	250,000	246,237
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (ICE LIBOR USD 3 Month + 1.26%), 6.052%, 1/15/32 (Cayman Islands)	250,000	245,729
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 6.508%, 1/20/29 (Cayman Islands)	200,000	194,476
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 6.282%, 7/15/32	364,000	358,908

Total collateralized loan obligations (cost $6,135,675)		$6,109,078

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$192,338	$189,934
MRA Issuance Trust 144A FRB Ser. 22-2, Class A3, (US SOFR + 1.25%), 5.55%, 6/15/23	500,000	500,000
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 5.77%, 5/29/23	693,000	693,000

Total asset-backed securities (cost $1,385,338)		$1,382,934

SHORT-TERM INVESTMENTS (10.0%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.58%(AFF)	Shares	9,693,286	$9,693,286
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(P)	Shares	2,936,000	2,936,000
U.S. Treasury Bills 4.480%, 3/9/23(SEG)(SEGSF)(SEGCCS)		$2,597,000	2,585,398

Total short-term investments (cost $15,214,883)			$15,214,684
TOTAL INVESTMENTS

Total investments (cost $286,693,248)			$274,565,768

	FORWARD CURRENCY CONTRACTS at 1/31/23 (aggregate face value $160,784,978) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/19/23	$4,247	$4,091	$156
		Canadian Dollar	Sell	4/19/23	1,199,428	1,178,999	(20,429)
		Czech Koruna	Buy	3/15/23	94,137	87,584	6,553
		Euro	Sell	3/15/23	70,197	68,388	(1,809)
		Japanese Yen	Buy	2/15/23	5,689,158	5,605,004	84,154
		Japanese Yen	Sell	2/15/23	5,689,158	5,172,024	(517,134)
		Japanese Yen	Sell	5/17/23	4,101,884	4,094,278	(7,606)
		Mexican Peso	Sell	4/19/23	330,991	319,686	(11,305)
		New Zealand Dollar	Sell	4/19/23	7,048	6,866	(182)
		Swedish Krona	Sell	3/15/23	2,250	2,263	13
	Barclays Bank PLC
		Euro	Buy	3/15/23	56,354	54,668	1,686
		Swiss Franc	Sell	3/15/23	385,103	374,849	(10,254)
	Citibank, N.A.
		Canadian Dollar	Sell	4/19/23	5,941	5,822	(119)
		Danish Krone	Sell	3/15/23	85,022	81,484	(3,538)
		Euro	Buy	3/15/23	763	760	3
		Japanese Yen	Buy	2/15/23	1,723,464	1,674,558	48,906
		Japanese Yen	Sell	2/15/23	1,723,464	1,719,901	(3,563)
		Japanese Yen	Buy	5/17/23	1,745,633	1,742,152	3,481
		Norwegian Krone	Sell	3/15/23	3,252	3,266	14
		Romanian Leu	Buy	3/15/23	76,020	73,216	2,804
		Swedish Krona	Sell	3/15/23	6,067	6,039	(28)
		Swiss Franc	Sell	3/15/23	160,515	160,058	(457)
	Goldman Sachs International
		Chinese Yuan (Offshore)	Buy	2/15/23	9,568,053	9,258,841	309,212
		Chinese Yuan (Offshore)	Sell	2/15/23	9,568,053	9,203,095	(364,958)
		Chinese Yuan (Offshore)	Sell	5/17/23	449,325	449,021	(304)
		Euro	Buy	3/15/23	65,183	63,216	1,967
		Indonesian Rupiah	Buy	2/15/23	1,038,888	1,004,485	34,403
		Indonesian Rupiah	Sell	2/15/23	1,038,888	1,023,692	(15,196)
		Indonesian Rupiah	Buy	5/17/23	434,246	435,265	(1,019)
		Japanese Yen	Buy	2/15/23	569,358	568,280	1,078
		Japanese Yen	Sell	2/15/23	569,358	509,706	(59,652)
		Japanese Yen	Sell	5/17/23	576,682	575,590	(1,092)
		Norwegian Krone	Sell	3/15/23	3,905	3,926	21
		Polish Zloty	Sell	3/15/23	83,426	79,858	(3,568)
		South African Rand	Sell	4/19/23	18,273	18,447	174
		Swedish Krona	Sell	3/15/23	132,452	133,345	893
		Swiss Franc	Buy	3/15/23	224,038	218,074	5,964
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/19/23	163,527	157,588	5,939
		Chinese Yuan (Offshore)	Buy	2/15/23	6,793,107	6,359,644	433,463
		Chinese Yuan (Offshore)	Sell	2/15/23	6,793,107	6,786,704	(6,403)
		Chinese Yuan (Offshore)	Buy	5/17/23	6,025,316	6,021,411	3,905
		Danish Krone	Sell	3/15/23	110,599	108,343	(2,256)
		Euro	Sell	3/15/23	9,692,586	9,406,722	(285,864)
		Japanese Yen	Buy	2/15/23	2,616,756	2,366,520	250,236
		Japanese Yen	Sell	2/15/23	2,616,756	2,590,860	(25,896)
		Japanese Yen	Buy	5/17/23	1,966,992	1,963,739	3,253
		Norwegian Krone	Buy	3/15/23	11,875	12,355	(480)
		Polish Zloty	Sell	3/15/23	84,185	80,661	(3,524)
		Singapore Dollar	Buy	2/15/23	77,429	77,481	(52)
		Singapore Dollar	Sell	2/15/23	77,429	75,235	(2,194)
		Swedish Krona	Sell	3/15/23	47,470	48,799	1,329
		Swiss Franc	Buy	3/15/23	125,404	121,921	3,483
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/19/23	154,678	149,081	5,597
		British Pound	Sell	3/15/23	1,513,093	1,498,880	(14,213)
		Canadian Dollar	Buy	4/19/23	14,214	13,973	241
		Euro	Buy	3/15/23	6,725,471	6,522,145	203,326
		Japanese Yen	Buy	2/15/23	2,699,147	2,693,701	5,446
		Japanese Yen	Sell	2/15/23	2,699,147	2,455,248	(243,899)
		Japanese Yen	Sell	5/17/23	2,603,305	2,597,999	(5,306)
		Norwegian Krone	Sell	3/15/23	30,745	30,832	87
		Singapore Dollar	Buy	2/15/23	533,553	505,844	27,709
		Singapore Dollar	Sell	2/15/23	533,553	524,218	(9,335)
		Singapore Dollar	Buy	5/17/23	193,117	192,901	216
		South Korean Won	Buy	2/15/23	2,459,352	2,236,764	222,588
		South Korean Won	Sell	2/15/23	2,459,352	2,367,761	(91,591)
		South Korean Won	Buy	5/17/23	1,094,621	1,096,495	(1,874)
		Swiss Franc	Buy	3/15/23	4,825	4,700	125
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/19/23	143,281	138,092	5,189
		British Pound	Buy	3/15/23	1,479,283	1,466,276	13,007
		Canadian Dollar	Buy	4/19/23	363,385	357,132	6,253
		Chinese Yuan (Offshore)	Buy	2/15/23	420,321	420,919	(598)
		Chinese Yuan (Offshore)	Sell	2/15/23	420,321	403,080	(17,241)
		Euro	Buy	3/15/23	714,937	698,709	16,228
		Japanese Yen	Buy	2/15/23	5,519,781	5,323,824	195,957
		Japanese Yen	Sell	2/15/23	5,519,781	5,501,578	(18,203)
		Japanese Yen	Buy	5/17/23	5,236,802	5,227,042	9,760
		Mexican Peso	Sell	4/19/23	66,521	64,373	(2,148)
		New Zealand Dollar	Sell	4/19/23	350,603	339,359	(11,244)
		Norwegian Krone	Sell	3/15/23	79,518	79,869	351
		Swedish Krona	Sell	3/15/23	74,603	74,921	318
		Swiss Franc	Buy	3/15/23	97,317	96,320	997
	NatWest Markets PLC
		British Pound	Buy	3/15/23	158,565	155,920	2,645
		Euro	Sell	3/15/23	2,300,030	2,230,988	(69,042)
		Japanese Yen	Buy	2/15/23	2,085,783	2,051,727	34,056
		Japanese Yen	Sell	2/15/23	2,085,783	2,065,035	(20,748)
		Japanese Yen	Buy	5/17/23	1,745,633	1,742,343	3,290
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/19/23	757,108	729,603	(27,505)
		British Pound	Sell	3/15/23	28,875	29,115	240
		Canadian Dollar	Buy	4/19/23	74,302	73,027	1,275
		Chinese Yuan (Offshore)	Buy	2/15/23	2,904,732	2,716,302	188,430
		Chinese Yuan (Offshore)	Sell	2/15/23	2,904,732	2,885,423	(19,309)
		Chinese Yuan (Offshore)	Buy	5/17/23	1,959,475	1,958,210	1,265
		Euro	Sell	3/15/23	183,667	183,508	(159)
		Hong Kong Dollar	Buy	2/15/23	25,424	25,403	21
		Hong Kong Dollar	Sell	2/15/23	25,424	25,441	17
		Hong Kong Dollar	Buy	5/17/23	25,502	25,516	(14)
		Hungarian Forint	Buy	3/16/23	131,185	118,978	12,207
		Israeli Shekel	Buy	4/19/23	55,202	53,771	1,431
		New Zealand Dollar	Sell	4/19/23	129,520	125,370	(4,150)
		Norwegian Krone	Sell	3/15/23	132,316	132,848	532
		Swedish Krona	Sell	3/15/23	200,729	201,527	798
		Swiss Franc	Buy	3/15/23	227,659	222,775	4,884
	Toronto-Dominion Bank
		British Pound	Sell	3/15/23	107,849	105,687	(2,162)
		Japanese Yen	Buy	2/15/23	986,869	883,428	103,441
		Japanese Yen	Sell	2/15/23	986,869	984,980	(1,889)
		Japanese Yen	Buy	5/17/23	999,563	997,655	1,908
		Norwegian Krone	Sell	3/15/23	130,460	131,017	557
	UBS AG
		Australian Dollar	Buy	4/19/23	2,973	2,865	108
		British Pound	Sell	3/15/23	715,208	708,399	(6,809)
		Chinese Yuan (Offshore)	Buy	5/17/23	103,742	103,702	40
		Euro	Buy	3/15/23	7,062,937	6,851,766	211,171
		Hungarian Forint	Sell	3/16/23	86,682	81,771	(4,911)
		Japanese Yen	Buy	2/15/23	1,760,794	1,576,504	184,290
		Japanese Yen	Sell	2/15/23	1,760,794	1,757,626	(3,168)
		Japanese Yen	Buy	5/17/23	1,783,443	1,780,302	3,141
		New Zealand Dollar	Sell	4/19/23	14,097	13,646	(451)
		Swedish Krona	Sell	3/15/23	227,642	228,719	1,077
	WestPac Banking Corp.
		British Pound	Buy	3/15/23	13,327	13,211	116
		Euro	Buy	3/15/23	1,549,776	1,500,816	48,960
		Japanese Yen	Buy	2/15/23	16,206	16,187	19
		Japanese Yen	Sell	2/15/23	16,206	14,664	(1,542)
		New Zealand Dollar	Sell	4/19/23	37,052	35,861	(1,191)
		Swiss Franc	Sell	3/15/23	2,520	2,526	6

	Unrealized appreciation						2,722,410

	Unrealized (depreciation)						(1,927,584)

	Total						$794,826
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	4	$379,572	$379,572	Mar-23	$2,333
Euro-Bobl 5 yr (Long)	10	1,275,227	1,275,227	Mar-23	(21,328)
Euro-Bund 10 yr (Long)	5	743,719	743,720	Mar-23	(22,242)
Euro-Buxl 30 yr (Long)	6	939,298	939,298	Mar-23	(112,466)
Euro-Schatz 2 yr (Short)	6	689,764	689,764	Mar-23	5,337
Japanese Government Bond 10 yr (Long)	4	4,503,822	4,503,822	Mar-23	(55,640)
Japanese Government Bond 10 yr (Short)	10	11,259,555	11,259,555	Mar-23	139,009
U.S. Treasury Bond 30 yr (Long)	17	2,207,875	2,207,875	Mar-23	60,790
U.S. Treasury Bond Ultra 30 yr (Long)	14	1,984,500	1,984,500	Mar-23	88,890
U.S. Treasury Note 2 yr (Short)	96	19,742,250	19,742,250	Mar-23	(76,052)
U.S. Treasury Note 5 yr (Long)	62	6,773,016	6,773,016	Mar-23	65,993
U.S. Treasury Note 10 yr (Long)	41	4,695,141	4,695,141	Mar-23	61,970
U.S. Treasury Note Ultra 10 yr (Long)	8	969,625	969,625	Mar-23	16,701

Unrealized appreciation					441,023

Unrealized (depreciation)					(287,728)

Total					$153,295

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		$20,479,800	$(235,518)	$359,830
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		20,479,800	(235,518)	(161,586)
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		5,748,900	418,232	54,845
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		5,748,900	418,232	43,577
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085		3,876,400	53,204	46,633
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17		2,521,500	(131,118)	(10,994)
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67		2,521,500	(128,597)	(22,340)
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		2,505,700	(162,495)	19,394
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		2,505,700	(162,495)	(51,818)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18		2,445,800	(123,513)	(8,145)
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68		2,445,800	(123,513)	(19,713)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,276,600	177,802	15,959
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,276,600	177,802	14,479
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		2,156,400	(318,716)	(13,650)
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		2,156,400	(318,716)	(65,900)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17		1,938,200	(93,615)	(74,563)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		1,742,600	(258,776)	1,655
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		1,742,600	(258,776)	(66,794)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		1,573,300	(241,305)	185,555
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		1,573,300	(241,305)	(143,957)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		1,070,200	(139,394)	147,944
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		1,070,200	(139,394)	(92,797)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		969,100	15,118	13,248
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		678,400	(33,368)	(26,464)
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	67,506
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	(27,697)
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	35,372
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	(14,569)
Barclays Bank PLC
(3.09)/US SOFR/Dec-42 (Purchased)	Dec-32/3.09		3,823,600	(311,050)	(10,668)
3.09/US SOFR/Dec-42 (Purchased)	Dec-32/3.09		3,823,600	(311,050)	(16,136)
Citibank, N.A.
(3.27)/US SOFR/Apr-28 (Purchased)	Apr-23/3.27		13,990,100	(160,187)	(19,027)
3.27/US SOFR/Apr-28 (Purchased)	Apr-23/3.27		13,990,100	(160,187)	(38,053)
2.703/US SOFR/Jul-33 (Purchased)	Jul-23/2.703		9,805,200	(109,299)	(16,865)
2.643/US SOFR/Jul-33 (Purchased)	Jul-23/2.643		9,805,200	(109,299)	(29,416)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		3,465,600	(41,934)	(13,169)
(1.887)/US SOFR/Jan-35 (Written)	Jan-25/1.887		3,431,800	58,975	13,350
(2.25)/US SOFR/Jan-34 (Written)	Jan-24/2.25		3,431,800	44,700	11,153
(1.947)/US SOFR/Jan-35 (Written)	Jan-25/1.947		3,431,800	58,975	9,815
(2.311)/US SOFR/Jan-34 (Written)	Jan-24/2.311		3,431,800	44,700	7,413
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		2,979,400	(220,029)	152,843
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		2,979,400	(220,029)	(98,588)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		2,731,200	(36,407)	37,144
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		2,731,200	(36,407)	(17,889)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		1,665,400	(124,655)	260,718
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		1,665,400	(124,655)	(124,122)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		1,604,100	(121,029)	258,276
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		1,604,100	(121,029)	(120,500)
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		1,591,200	(51,873)	60,832
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		1,591,200	(51,873)	(30,837)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		1,523,800	(112,647)	244,296
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		1,523,800	(112,647)	(112,152)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		933,600	(137,706)	34,553
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		933,600	(137,706)	(35,570)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		577,800	(42,093)	21,552
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		577,800	(42,093)	(16,132)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(969)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(29,972)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	43,551,100	139,730	133,991
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	21,775,600	(137,362)	(131,624)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		$5,415,500	(698,600)	117,246
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		5,415,500	(698,600)	(177,791)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	48
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(19,889)
JPMorgan Chase Bank N.A.
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		4,312,800	(363,353)	(12,119)
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		4,312,800	(363,353)	(37,737)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		3,884,900	82,894	68,297
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		3,884,900	82,894	(151,705)
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,442,700	206,897	75,113
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,442,700	206,897	(52,054)
3.187/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		1,174,900	(75,840)	599
(3.187)/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		1,174,900	(75,840)	(18,434)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		723,500	42,759	24,671
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		723,500	42,759	(41,753)
(4.12)/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	2,140,600	(111,675)	5,621
4.12/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	2,140,600	(111,675)	(6,890)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	143,859
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	(58,489)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	25,797
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(7,581)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	18,351
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(4,698)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	22,723
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(6,696)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		$734,900	(83,852)	(31,784)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	(48,746)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		413,900	(52,462)	8,394
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		413,900	(52,462)	(17,533)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(1,598)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	(26,002)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		2,002,500	(104,731)	136,450
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		2,002,500	(104,731)	(68,726)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		94,500	(6,591)	3,845
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		94,500	(6,591)	(2,505)
UBS AG
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	18,797
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	(15,876)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	38,210
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	(17,744)
(3.292)/6 month EUR-EURIBOR/Oct-24 (Purchased)	Oct-23/3.292	EUR	8,776,300	(50,617)	(25,475)
3.292/6 month EUR-EURIBOR/Oct-24 (Purchased)	Oct-23/3.292	EUR	8,776,300	(50,617)	(31,009)
(2.60)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	3,814,900	133,852	30,939
(2.65)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	3,814,900	134,338	26,211
(2.675)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	3,814,900	133,852	23,806
2.675/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	3,814,900	133,852	21,359
2.65/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	3,814,900	134,338	19,285
2.60/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	3,814,900	133,852	15,013
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	305,752
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	(100,436)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,628,600	(225,795)	118,183
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,628,600	(225,795)	(105,506)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	140,235
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	(64,452)

Unrealized appreciation					3,660,737

Unrealized (depreciation)					(2,815,904)

Total					$844,833

TBA SALE COMMITMENTS OUTSTANDING at 1/31/23 (proceeds receivable $44,050,840) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 2/1/53	$6,000,000	2/13/23	$6,164,531
Uniform Mortgage-Backed Securities, 5.50%, 2/1/53	9,000,000	2/13/23	9,143,442
Uniform Mortgage-Backed Securities, 5.00%, 2/1/53	21,000,000	2/13/23	21,083,672
Uniform Mortgage-Backed Securities, 3.00%, 2/1/53	5,000,000	2/13/23	4,538,279
Uniform Mortgage-Backed Securities, 2.00%, 2/1/53	4,000,000	2/13/23	3,366,628

Total			$44,296,552

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,059,500	$168,842		$44,379	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(126,475)
		670,000	24,428		(54)	12/23/23	US SOFR — Annually	0.695% — Annually	(27,176)
		10,276,000	909,837		883	12/23/26	1.085% — Annually	US SOFR — Annually	947,587
		3,190,000	467,845		385	12/23/31	1.285% — Annually	US SOFR — Annually	478,966
		1,262,000	368,189		(2,247)	12/23/51	US SOFR — Annually	1.437% — Annually	(374,470)
		8,457,000	308,173		(861)	12/24/23	0.697% — Annually	US SOFR — Annually	337,046
		5,228,000	461,005		333	12/24/26	US SOFR — Annually	1.096% — Annually	(477,025)
		1,358,000	199,205		(606)	12/24/31	1.285% — Annually	US SOFR — Annually	202,597
		4,264,000	1,245,642		(2,304)	12/24/51	1.435% — Annually	US SOFR — Annually	1,255,270
		252,000	69,300		(41)	12/31/51	US SOFR — Annually	1.525% — Annually	(69,985)
		1,711,000	148,925		(227)	12/31/26	US SOFR — Annually	1.135% — Annually	(154,137)
		1,865,000	264,009		7,257	12/31/31	US SOFR — Annually	1.355% — Annually	(261,810)
		446,900	27,654	(E)	(10)	1/15/47	1.724% — Annually	US SOFR — Annually	27,644
		769,000	189,051		(26)	1/21/52	1.679% — Annually	US SOFR — Annually	189,530
		1,051,000	268,972		(36)	1/19/52	US SOFR — Annually	1.626% — Annually	(270,025)
		300,000	75,162		(10)	2/1/52	1.6545% — Annually	US SOFR — Annually	75,519
		2,024,000	427,975		(69)	2/24/52	US SOFR — Annually	1.86% — Annually	(428,679)
		1,338,000	306,576		(46)	2/29/52	1.7674% — Annually	US SOFR — Annually	309,209
		1,801,000	203,207		(24)	2/29/32	US SOFR — Annually	1.75% — Annually	(205,957)
		5,321,000	367,202		(43)	2/28/27	1.675% — Annually	US SOFR — Annually	390,781
		12,331,000	427,886		(47)	2/29/24	US SOFR — Annually	1.47709% — Annually	(505,290)
		245,600	28,986		(3)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(28,870)
		3,539,800	456,563		(47)	3/9/32	1.5475% — Annually	US SOFR — Annually	472,247
		3,670,200	475,107		(49)	3/9/32	1.5415% — Annually	US SOFR — Annually	492,026
		1,935,000	221,035		(26)	3/11/32	1.737% — Annually	US SOFR — Annually	226,091
		1,901,000	50,281		(7)	4/7/24	2.45% — Annually	US SOFR — Annually	49,545
		558,000	22,169		(5)	4/7/27	US SOFR — Annually	2.465% — Annually	(21,894)
		2,074,000	141,571		(28)	4/7/23	2.3305% — Annually	US SOFR — Annually	139,604
		1,751,000	289,878		(60)	4/7/52	US SOFR — Annually	2.1005% — Annually	(291,398)
		442,000	24,398		(6)	4/14/32	2.4975% — Annually	US SOFR — Annually	22,751
		1,966,000	235,507		(67)	4/14/52	US SOFR — Annually	2.3395% — Annually	(231,156)
		1,816,000	70,987		(15)	4/14/27	2.483% — Annually	US SOFR — Annually	66,782
		4,526,000	123,424		(17)	4/14/24	2.405% — Annually	US SOFR — Annually	125,248
		4,420,200	138,573		(42)	5/2/27	US SOFR — Annually	2.685% — Annually	(135,647)
		2,960,500	78,720		(11)	5/25/24	2.5945% — Annually	US SOFR — Annually	82,321
		81,000	7,181		(3)	5/25/52	US SOFR — Annually	2.501% — Annually	(7,199)
		722,100	39,708	(E)	(25)	5/28/57	2.40% — Annually	US SOFR — Annually	39,684
		1,905,000	67,037		(25)	6/7/32	2.7565% — Annually	US SOFR — Annually	64,347
		14,111,300	419,388		(187)	6/8/32	US SOFR — Annually	2.825% — Annually	(416,428)
		802,700	143,627		(100,750)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	45,189
		11,780,500	205,334		(44)	6/15/24	US SOFR — Annually	3.3385% — Annually	(175,926)
		7,874,500	90,163		(64)	6/15/27	3.185% — Annually	US SOFR — Annually	78,168
		918,800	9,372		(13)	9/8/32	US SOFR — Annually	3.07% — Annually	(11,078)
		4,255,600	121,370		(60)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	121,309
		803,000	59,366		(27)	7/8/52	US SOFR — Annually	2.5765% — Annually	(61,027)
		3,107,200	169,995		(44)	1/31/33	2.545% — Annually	US SOFR — Annually	169,731
		3,107,200	168,659		(44)	1/31/33	2.55% — Annually	US SOFR — Annually	168,395
		2,926,500	172,400		(41)	2/1/33	2.495% — Annually	US SOFR — Annually	172,359
		4,033,000	251,175		(53)	8/2/32	US SOFR — Annually	2.4275% — Annually	(267,393)
		2,861,500	189,803		(41)	2/1/33	2.4075% — Annually	US SOFR — Annually	189,763
		178,500	5,687	(E)	(3)	4/1/42	US SOFR — Annually	2.63% — Annually	(5,691)
		660,100	29,104	(E)	(10)	3/24/35	US SOFR — Annually	2.39% — Annually	(29,114)
		851,800	63,681		(25)	8/10/42	2.645% — Annually	US SOFR — Annually	66,611
		1,443,800	116,284		(3,219)	8/10/42	US SOFR — Annually	2.605% — Annually	(124,437)
		592,100	48,848		(17)	8/10/42	2.5915% — Annually	US SOFR — Annually	50,921
		7,294,000	180,235	(E)	(69)	2/6/29	2.40% — Annually	US SOFR — Annually	180,166
		4,794,000	227,140		(63)	8/16/32	US SOFR — Annually	2.613% — Annually	(243,886)
		662,500	12,800	(E)	(15)	1/15/47	2.49% — Annually	US SOFR — Annually	12,785
		113,000	3,258		(1)	8/25/32	US SOFR — Annually	2.8415% — Annually	(3,546)
		1,070,000	13,386	(E)	(16)	2/21/35	2.785% — Annually	US SOFR — Annually	13,370
		1,761,700	29,315		(7)	9/6/24	US SOFR — Annually	3.413% — Annually	(30,063)
		3,297,600	3,693	(E)	(18)	1/15/27	US SOFR — Annually	2.73% — Annually	(3,712)
		1,670,900	20,736		(22)	9/13/32	3.043% — Annually	US SOFR — Annually	24,003
		635,800	3,624	(E)	(12)	1/15/41	3.0500% — Annually	US SOFR — Annually	3,612
		337,300	3,221	(E)	(7)	1/15/42	2.9825% — Annually	US SOFR — Annually	3,215
		1,205,000	11,881		(41)	9/26/52	2.905% — Annually	US SOFR — Annually	15,040
		6,264,000	9,083		(59)	9/26/27	US SOFR — Annually	3.465% — Annually	4,863
		422,000	1,583		(6)	9/19/32	3.24% — Annually	US SOFR — Annually	(993)
		720,000	7,884		(10)	9/23/32	3.3275% — Annually	US SOFR — Annually	(6,988)
		693,100	19,636	(E)	(10)	10/3/33	3.394% — Annually	US SOFR — Annually	(19,645)
		1,196,000	16,409		(10)	10/4/27	3.75% — Annually	US SOFR — Annually	(16,641)
		5,692,000	127,615		(75)	10/5/32	US SOFR — Annually	3.466% — Annually	122,661
		192,000	1,513	(E)	(3)	10/21/36	US SOFR — Annually	3.116% — Annually	1,510
		245,000	3,087		(3)	1/11/33	US SOFR — Annually	3.34% — Annually	3,004
		867,000	10,811		(12)	1/31/33	US SOFR — Annually	3.337% — Annually	10,880
		867,000	10,517		(12)	1/31/33	US SOFR — Annually	3.333% — Annually	10,513
		2,030,000	27,182	(E)	(29)	8/23/33	US SOFR — Annually	3.237% — Annually	27,153
		809,000	9,328		(11)	2/1/33	US SOFR — Annually	3.3255% — Annually	9,316
		1,952,000	24,986	(E)	(28)	9/1/33	US SOFR — Annually	3.225% — Annually	24,958
		242,000	3,107		(3)	11/14/32	3.347% — Annually	US SOFR — Annually	(2,795)
		779,000	2,984		(26)	2/3/53	2.9275% — Annually	US SOFR — Annually	2,957
		679,000	6,824		(10)	2/1/33	US SOFR — Annually	3.308% — Annually	6,814
		1,411,000	5,870		(5)	10/7/24	US SOFR — Annually	4.1845% — Annually	(4,062)
		4,284,000	108,300		(57)	10/7/32	3.5005% — Annually	US SOFR — Annually	(106,537)
		2,822,000	11,486		646	10/7/24	4.19% — Annually	US SOFR — Annually	8,453
		8,096,000	104,681		(1,914)	10/7/27	US SOFR — Annually	3.73% — Annually	101,216
		25,213,000	636,376		(9,912)	10/7/32	3.50% — Annually	US SOFR — Annually	(622,612)
		8,568,000	223,282		(8,205)	10/7/32	US SOFR — Annually	3.51% — Annually	207,311
		7,869,000	144,160		5,271	10/7/52	US SOFR — Annually	3.05% — Annually	130,532
		4,790,000	27,064	(E)	(33)	4/8/28	3.44% — Annually	US SOFR — Annually	(27,097)
		13,125,000	55,519	(E)	(49)	1/31/25	US SOFR — Annually	4.035% — Annually	55,470
		768,400	30,336		(11)	1/17/33	3.6575% — Annually	US SOFR — Annually	(30,219)
		81,000	2,954	(E)	(3)	1/16/55	2.97% — Annually	US SOFR — Annually	(2,957)
		9,901,000	69,604	(E)	(55)	1/16/26	US SOFR — Annually	3.605% — Annually	69,549
		1,928,000	35,745	(E)	(38)	4/17/41	US SOFR — Annually	3.417% — Annually	35,708
		1,344,000	78,785		(46)	10/20/52	US SOFR — Annually	3.2571% — Annually	76,904
		758,800	46,955	(E)	(26)	10/9/54	3.115% — Annually	US SOFR — Annually	(46,980)
		3,085,700	139,659	(E)	(44)	10/10/33	US SOFR — Annually	3.594% — Annually	139,615
		228,000	16,918		(8)	10/20/52	US SOFR — Annually	3.3375% — Annually	16,651
		345,600	23,148	(E)	(12)	1/24/55	3.135% — Annually	US SOFR — Annually	(23,160)
		1,871,800	55,780	(E)	(18)	4/13/28	3.965% — Annually	US SOFR — Annually	(55,797)
		619,100	30,175	(E)	(9)	4/4/35	3.5575% — Annually	US SOFR — Annually	(30,184)
		1,238,100	37,032	(E)	(14)	5/8/30	US SOFR — Annually	3.52% — Annually	37,018
		1,695,000	13,289	(E)	(15)	4/4/32	3.515% — Annually	US SOFR — Annually	(13,304)
		9,316,300	526,650	(E)	(131)	11/24/33	US SOFR — Annually	3.708% — Annually	526,519
		581,800	32,808	(E)	(8)	6/6/34	US SOFR — Annually	3.645% — Annually	32,800
		44,400	2,181	(E)	(1)	2/19/36	US SOFR — Annually	3.6145% — Annually	2,180
		32,900	1,609	(E)	(1)	3/3/36	US SOFR — Annually	3.614% — Annually	1,609
		2,486,700	22,355	(E)	(9)	6/26/25	US SOFR — Annually	4.31% — Annually	22,346
		973,000	106,271		(33)	10/27/32	3.5176% — Annually	US SOFR — Annually	(105,620)
		2,297,700	142,549	(E)	(32)	12/4/33	US SOFR — Annually	3.77% — Annually	142,517
		922,000	27,264	(E)	(10)	3/24/32	US SOFR — Annually	3.64% — Annually	27,253
		422,600	20,644	(E)	(6)	6/28/37	US SOFR — Annually	3.70% — Annually	20,638
		96,100	4,047	(E)	(2)	6/20/40	US SOFR — Annually	3.75% — Annually	4,045
		10,658,000	70,769		(40)	11/9/24	US SOFR — Annually	4.7655% — Annually	94,797
		4,645,000	265,740		(61)	11/14/32	3.88% — Annually	US SOFR — Annually	(265,175)
		582,700	13,839		(8)	11/25/32	3.477% — Annually	US SOFR — Annually	(13,439)
		11,786,000	4,714		(44)	12/5/24	4.3515% — Annually	US SOFR — Annually	(11,784)
		464,700	18,514	(E)	(16)	12/10/57	2.47% — Annually	US SOFR — Annually	18,498
		539,100	13,370	(E)	(18)	12/13/57	2.558% — Annually	US SOFR — Annually	13,351
		2,686,000	11,577	(E)	(12,178)	3/15/33	US SOFR — Annually	3.22% — Annually	(601)
		2,396,000	3,235	(E)	8,489	3/15/25	4.19% — Annually	US SOFR — Annually	5,254
		45,973,000	16,550	(E)	(149,071)	3/15/25	4.10% — Annually	US SOFR — Annually	(132,521)
		23,587,000	385,883	(E)	323,650	3/15/28	3.70% — Annually	US SOFR — Annually	(62,233)
		15,579,000	172,460	(E)	(218,075)	3/15/33	3.30% — Annually	US SOFR — Annually	(390,535)
		5,516,000	37,619	(E)	269,624	3/15/53	US SOFR — Annually	2.90% — Annually	232,005
		296,000	13,962		(10)	12/29/52	US SOFR — Annually	3.1925% — Annually	13,639
		1,266,000	35,397		(17)	12/29/32	3.5235% — Annually	US SOFR — Annually	(34,471)
		1,795,000	21,720		(24)	1/6/33	3.3345% — Annually	US SOFR — Annually	(20,477)
		846,000	6,362		(7)	1/6/28	3.5615% — Annually	US SOFR — Annually	(5,911)
		2,572,000	5,633		(10)	1/6/25	4.3875% — Annually	US SOFR — Annually	(5,781)
		1,362,000	22,623		(18)	1/6/33	3.388% — Annually	US SOFR — Annually	(21,730)
		1,851,000	23,063		(15)	1/9/28	3.6695% — Annually	US SOFR — Annually	(22,323)
		40,000	166		—	1/9/25	4.487% — Annually	US SOFR — Annually	(170)
		2,672,000	44,115		(35)	1/9/33	3.3865% — Annually	US SOFR — Annually	(42,576)
		889,500	836		(30)	1/10/53	US SOFR — Annually	2.9445% — Annually	(1,608)
		889,500	1,103		(30)	1/10/53	US SOFR — Annually	2.943% — Annually	(1,875)
		2,049,000	1,086		(27)	1/11/33	US SOFR — Annually	3.197% — Annually	(273)
		1,477,000	10,147		(19)	1/12/33	3.272% — Annually	US SOFR — Annually	(9,313)
		2,383,000	548		(19)	1/13/28	US SOFR — Annually	3.3965% — Annually	(620)
		2,547,000	4,330		(10)	1/17/25	US SOFR — Annually	4.1565% — Annually	(4,502)
		788,000	3,798		(10)	1/17/33	US SOFR — Annually	3.1335% — Annually	(4,195)
		701,500	8,664		(24)	1/17/53	US SOFR — Annually	2.8855% — Annually	(9,104)
		701,500	8,867		(24)	1/17/53	US SOFR — Annually	2.884% — Annually	(9,307)
		2,246,000	1,550		(76)	1/18/53	US SOFR — Annually	2.9451% — Annually	(2,817)
		14,332,100	17,772		(135)	1/24/28	US SOFR — Annually	3.36% — Annually	(15,770)
		2,871,000	3,732		(38)	1/19/33	US SOFR — Annually	3.175% — Annually	(4,941)
		1,863,000	1,788		(7)	1/19/25	US SOFR — Annually	4.19% — Annually	(1,872)
		310,000	43		(4)	1/19/33	US SOFR — Annually	3.192% — Annually	(85)
		1,381,000	1,063		(18)	1/19/33	3.1995% — Annually	US SOFR — Annually	(531)
		10,055,000	29,361		(38)	1/23/25	4.082% — Annually	US SOFR — Annually	29,887
		4,941,000	37,502		(40)	1/23/28	US SOFR — Annually	3.22% — Annually	(38,884)
		4,086,000	8,049		(54)	1/24/33	3.167% — Annually	US SOFR — Annually	9,030
		2,395,000	1,078		(32)	1/30/33	3.19529% — Annually	US SOFR — Annually	(962)
	AUD	9,400	1,322	(E)	—	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,322
	AUD	32,200	4,918	(E)	—	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	4,917
	AUD	12,000	1,877	(E)	—	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,877
	AUD	20,900	2,819	(E)	—	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,819
	AUD	76,000	11,177	(E)	(1)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	11,176
	AUD	5,000	1,218	(E)	—	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,218
	AUD	200,000	21,414		(2)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(22,073)
	AUD	900,000	4,968		531	12/21/32	6 month AUD-BBR-BBSW — Semiannually	4.201% — Semiannually	8,497
	AUD	750,000	4,526		743	12/21/27	6 month AUD-BBR-BBSW — Semiannually	4.001% — Semiannually	7,648
	AUD	904,300	148,392		157,344	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	7,631
	AUD	1,287,000	5,596	(E)	2,800	3/15/33	6 month AUD-BBR-BBSW — Semiannually	4.05% — Semiannually	(2,796)
	AUD	2,009,000	950	(E)	(1,305)	3/15/25	3.72% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(2,255)
	CAD	640,000	3,208		2,222	12/21/27	3 month CAD-BA-CDOR — Semiannually	3.501% — Semiannually	4,695
	CAD	730,000	9,892		1,853	12/21/32	3 month CAD-BA-CDOR — Semiannually	3.551% — Semiannually	10,938
	CAD	780,000	26,902		(16,522)	12/21/52	3 month CAD-BA-CDOR — Semiannually	3.601% — Semiannually	9,550
	CAD	2,204,000	1,342	(E)	9,103	3/15/25	4.15% — Semiannually	3 month CAD-BA-CDOR — Semiannually	7,761
	CAD	1,104,000	5,908	(E)	(12,875)	3/15/33	3.24% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(6,967)
	CHF	340,000	5,890	(E)	563	3/15/33	Swiss Average Rate Overnight — Annually	1.55% — Annually	(5,327)
	CNY	119,892,000	94,750	(E)	—	6/21/28	China Fixing Repo Rates 7 day — Quarterly	2.86% — Quarterly	(94,750)
	EUR	60,400	6,140	(E)	(2)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	6,138
	EUR	82,300	18,657		(3)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(17,879)
	EUR	91,000	22,270		(3)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	21,721
	EUR	91,800	23,539		(4)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	23,041
	EUR	260,300	72,161		(10)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	71,347
	EUR	420,000	54,596	(E)	(16)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(54,612)
	EUR	283,000	82,202		(11)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	80,332
	EUR	87,500	22,860	(E)	(3)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	22,856
	EUR	79,600	25,592		(3)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	25,179
	EUR	211,200	72,503		(9)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	71,677
	EUR	258,600	98,668	(E)	(10)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	98,658
	EUR	107,000	47,961	(E)	(4)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(47,965)
	EUR	312,300	144,475		(11)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	144,873
	EUR	585,500	226,253		(22)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(225,002)
	EUR	115,200	54,331	(E)	(4)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	54,327
	EUR	81,200	44,746	(E)	(3)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	44,743
	EUR	302,300	57,559	(E)	(6)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(57,565)
	EUR	55,900	10,409	(E)	(1)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	10,408
	EUR	133,400	25,394	(E)	(3)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	25,391
	EUR	52,200	9,832	(E)	(1)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	9,831
	EUR	238,200	97,102		(10)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(97,409)
	EUR	51,000	10,989		(1)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	11,120
	EUR	377,200	85,340		(6)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	85,712
	EUR	146,400	65,201		(6)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(65,868)
	EUR	446,000	87,082		(7)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(87,062)
	EUR	2,262,200	16,920	(E)	(36)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	(16,956)
	EUR	1,286,300	28,318		(19)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	21,739
	EUR	3,113,800	99,355	(E)	(12)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	99,343
	EUR	2,251,000	362,573		(78)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(356,550)
	EUR	475,600	22,936	(E)	(5)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	22,931
	EUR	4,691,000	338,934		(45)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(336,105)
	EUR	55,700	2,866	(E)	(2)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	2,864
	EUR	82,000	3,131	(E)	(3)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	3,128
	EUR	5,850,000	121,791		93,953	12/21/24	6 month EUR-EURIBOR — Semiannually	2.201% — Annually	(31,422)
	EUR	4,180,000	217,353		164,751	12/21/32	6 month EUR-EURIBOR — Semiannually	2.301% — Annually	(54,664)
	EUR	470,000	756		(13,303)	12/21/52	6 month EUR-EURIBOR — Semiannually	2.351% — Annually	(12,751)
	EUR	2,960,000	97,215		68,570	12/21/27	6 month EUR-EURIBOR — Semiannually	2.251% — Annually	(30,282)
	EUR	10,846,000	88,670		(40)	10/10/24	2.7975% — Annually	6 month EUR-EURIBOR — Semiannually	57,036
	EUR	217,500	9,387	(E)	(3)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	9,384
	EUR	55,700	1,704	(E)	(1)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	1,703
	EUR	2,766,100	31,605	(E)	(19)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	31,587
	EUR	116,500	3,332	(E)	(2)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	3,330
	EUR	930,000	22,112	(E)	(8,427)	3/15/33	2.625% — Annually	6 month EUR-EURIBOR — Semiannually	13,684
	EUR	2,730,000	23,832	(E)	25	3/15/25	2.90% — Annually	6 month EUR-EURIBOR — Semiannually	23,858
	GBP	83,100	19,237		(2)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(20,160)
	GBP	19,660,400	501,976		16,286	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(646,966)
	GBP	19,660,400	525,244		24,456	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(676,190)
	GBP	19,660,400	548,271		(38,182)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	699,617
	GBP	7,864,200	187,799		(41)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	242,312
	GBP	40,000	1,840		(2,060)	12/21/52	Sterling Overnight Index Average — Annually	3.401% — Annually	(213)
	GBP	710,000	2,188		8,223	12/21/32	Sterling Overnight Index Average — Annually	3.351% — Annually	6,114
	GBP	700,000	11,771		20,551	12/21/27	Sterling Overnight Index Average — Annually	3.301% — Annually	8,809
	GBP	2,874,000	39,011		(43)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	(47,803)
	GBP	89,000	654	(E)	(2)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	(656)
	GBP	46,000	341	(E)	(1)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	(342)
	GBP	9,694,000	276,074		(41)	11/7/24	5.495% — Annually	Sterling Overnight Index Average — Annually	(343,126)
	GBP	3,665,000	356,095		(58)	11/9/32	Sterling Overnight Index Average — Annually	4.35% — Annually	368,563
	GBP	65,300	3,186	(E)	(1)	2/26/39	Sterling Overnight Index Average — Annually	3.778% — Annually	3,185
	GBP	517,000	3,321	(E)	56	3/15/25	4.29% — Annually	Sterling Overnight Index Average — Annually	(3,265)
	GBP	27,000	216	(E)	479	3/15/33	3.45% — Annually	Sterling Overnight Index Average — Annually	263
	NOK	4,527,000	2,907	(E)	(1,058)	3/15/33	6 month NOK-NIBOR-NIBR — Semiannually	2.965% — Annually	(3,965)
	NZD	449,000	1,579	(E)	(471)	3/15/33	3 month NZD-BBR-FRA — Quarterly	4.36% — Semiannually	1,107
	SEK	16,289,000	24,673	(E)	(4,535)	3/15/33	2.52% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	20,138

	Total				$620,776				$1,526,537
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$492,994	$440,676	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(47,676)
469,326	449,412	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(18,673)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(66,349)

	Total	$—			Total	$(66,349)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	$40,115	$71,000	$14,867	11/18/54	500 bp — Monthly	$25,317
	CMBX NA BB.13 Index	BB-/P	5,002	53,000	13,642	12/16/72	500 bp — Monthly	(8,589)
	CMBX NA BB.14 Index	BB/P	6,250	57,000	13,127	12/16/72	500 bp — Monthly	(6,822)
	CMBX NA BB.6 Index	B/P	30,268	144,227	53,277	5/11/63	500 bp — Monthly	(22,869)
	CMBX NA BB.7 Index	B-/P	15,922	312,000	101,899	1/17/47	500 bp — Monthly	(85,673)
	CMBX NA BB.9 Index	B/P	407	2,000	610	9/17/58	500 bp — Monthly	(201)
	CMBX NA BB.9 Index	B/P	14,500	71,000	21,662	9/17/58	500 bp — Monthly	(7,093)
	CMBX NA BBB-.10 Index	BB+/P	3,722	30,000	5,406	11/17/59	300 bp — Monthly	(1,666)
	CMBX NA BBB-.10 Index	BB+/P	5,782	53,000	9,551	11/17/59	300 bp — Monthly	(3,738)
	CMBX NA BBB-.14 Index	BBB-/P	592	19,000	3,310	12/16/72	300 bp — Monthly	(2,707)
	CMBX NA BBB-.14 Index	BBB-/P	1,050	21,000	3,658	12/16/72	300 bp — Monthly	(2,596)
	CMBX NA BBB-.15 Index	BBB-/P	104	1,000	176	11/18/64	300 bp — Monthly	(71)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	8,159	61,000	19,923	1/17/47	500 bp — Monthly	(11,704)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(228)	43,000	3,423	12/16/72	200 bp — Monthly	(3,634)
	CMBX NA A.6 Index	A/P	99	889	130	5/11/63	200 bp — Monthly	(31)
	CMBX NA A.6 Index	A/P	721	6,223	908	5/11/63	200 bp — Monthly	(184)
	CMBX NA BB.13 Index	BB-/P	1,250	13,000	3,346	12/16/72	500 bp — Monthly	(2,083)
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	146	11/18/54	300 bp — Monthly	(82)
	CMBX NA BBB-.13 Index	BBB-/P	298	5,000	996	12/16/72	300 bp — Monthly	(695)
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	996	12/16/72	300 bp — Monthly	(697)
	CMBX NA BBB-.13 Index	BBB-/P	2,325	37,000	7,367	12/16/72	300 bp — Monthly	(5,020)
	CMBX NA BBB-.15 Index	BBB-/P	267	3,000	529	11/18/64	300 bp — Monthly	(260)
	CMBX NA BBB-.15 Index	BBB-/P	277	3,000	529	11/18/64	300 bp — Monthly	(250)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	2,648	33,000	10,395	5/11/63	500 bp — Monthly	(7,715)
	CMBX NA BB.6 Index	B/P	51,480	68,354	25,250	5/11/63	500 bp — Monthly	26,296
	CMBX NA BBB-.11 Index	BBB-/P	10,133	92,000	13,469	11/18/54	300 bp — Monthly	(3,282)
	CMBX NA BBB-.13 Index	BBB-/P	7,799	59,000	11,747	12/16/72	300 bp — Monthly	(3,914)
	CMBX NA BBB-.7 Index	BB-/P	4,695	20,000	3,774	1/17/47	300 bp — Monthly	933
	CMBX NA BBB-.8 Index	BB/P	4,054	26,000	4,168	10/17/57	300 bp — Monthly	(98)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(251)	30,000	2,388	12/16/72	200 bp — Monthly	(2,627)
	CMBX NA A.13 Index	A-/P	(276)	46,000	3,662	12/16/72	200 bp — Monthly	(3,920)
	CMBX NA A.13 Index	A-/P	(1,551)	104,000	8,278	12/16/72	200 bp — Monthly	(9,789)
	CMBX NA A.13 Index	A-/P	5,770	493,000	39,243	12/16/72	200 bp — Monthly	(33,418)
	CMBX NA BB.13 Index	BB-/P	377	4,000	1,030	12/16/72	500 bp — Monthly	(648)
	CMBX NA BB.13 Index	BB-/P	554	6,000	1,544	12/16/72	500 bp — Monthly	(984)
	CMBX NA BB.6 Index	B/P	11,787	32,810	12,120	5/11/63	500 bp — Monthly	(301)
	CMBX NA BB.6 Index	B/P	23,902	66,303	24,492	5/11/63	500 bp — Monthly	(526)
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	996	12/16/72	300 bp — Monthly	(697)
	CMBX NA BBB-.13 Index	BBB-/P	15,616	210,000	41,811	12/16/72	300 bp — Monthly	(26,073)

Upfront premium received			276,581		Unrealized appreciation			52,546

Upfront premium (paid)			(2,306)		Unrealized (depreciation)			(260,657)

	Total		$274,275				Total	$(208,111)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(664)	$3,556	$519	5/11/63	(200 bp) — Monthly	$(147)
	CMBX NA A.6 Index	(164)	889	130	5/11/63	(200 bp) — Monthly	(35)
	CMBX NA A.6 Index	(162)	889	130	5/11/63	(200 bp) — Monthly	(33)
	CMBX NA A.6 Index	(81)	445	65	5/11/63	(200 bp) — Monthly	(16)
	CMBX NA A.6 Index	(82)	445	65	5/11/63	(200 bp) — Monthly	(17)
	CMBX NA A.6 Index	(82)	445	65	5/11/63	(200 bp) — Monthly	(17)
	CMBX NA A.6 Index	(101)	445	65	5/11/63	(200 bp) — Monthly	(36)
	CMBX NA BB.10 Index	(20,735)	86,000	27,090	11/17/59	(500 bp) — Monthly	6,272
	CMBX NA BB.10 Index	(18,870)	74,000	23,310	11/17/59	(500 bp) — Monthly	4,368
	CMBX NA BB.10 Index	(3,861)	37,000	11,655	11/17/59	(500 bp) — Monthly	7,758
	CMBX NA BB.10 Index	(3,399)	31,000	9,765	11/17/59	(500 bp) — Monthly	6,336
	CMBX NA BB.11 Index	(5,127)	71,000	14,867	11/18/54	(500 bp) — Monthly	9,672
	CMBX NA BB.8 Index	(2,607)	20,293	7,242	10/17/57	(500 bp) — Monthly	4,615
	CMBX NA BB.8 Index	(5,168)	14,495	5,173	10/17/57	(500 bp) — Monthly	(9)
	CMBX NA BB.8 Index	(527)	2,899	1,035	10/17/57	(500 bp) — Monthly	505
	CMBX NA BBB-.10 Index	(4,334)	34,000	6,127	11/17/59	(300 bp) — Monthly	1,773
	CMBX NA BBB-.10 Index	(8,640)	29,000	5,226	11/17/59	(300 bp) — Monthly	(3,431)
	CMBX NA BBB-.10 Index	(4,875)	21,000	3,784	11/17/59	(300 bp) — Monthly	(1,103)
	CMBX NA BBB-.10 Index	(2,953)	12,000	2,162	11/17/59	(300 bp) — Monthly	(797)
	CMBX NA BBB-.10 Index	(1,431)	6,000	1,081	11/17/59	(300 bp) — Monthly	(354)
	CMBX NA BBB-.10 Index	(789)	5,000	901	11/17/59	(300 bp) — Monthly	109
	CMBX NA BBB-.11 Index	(5,028)	35,000	5,124	11/18/54	(300 bp) — Monthly	75
	CMBX NA BBB-.11 Index	(2,881)	9,000	1,318	11/18/54	(300 bp) — Monthly	(1,568)
	CMBX NA BBB-.11 Index	(147)	1,000	146	11/18/54	(300 bp) — Monthly	(1)
	CMBX NA BBB-.12 Index	(20,212)	115,000	20,447	8/17/61	(300 bp) — Monthly	168
	CMBX NA BBB-.12 Index	(31,283)	90,000	16,002	8/17/61	(300 bp) — Monthly	(15,334)
	CMBX NA BBB-.12 Index	(3,276)	48,000	8,534	8/17/61	(300 bp) — Monthly	5,231
	CMBX NA BBB-.12 Index	(15,365)	46,000	8,179	8/17/61	(300 bp) — Monthly	(7,213)
	CMBX NA BBB-.12 Index	(15,466)	44,000	7,823	8/17/61	(300 bp) — Monthly	(7,669)
	CMBX NA BBB-.12 Index	(14,368)	43,000	7,645	8/17/61	(300 bp) — Monthly	(6,748)
	CMBX NA BBB-.12 Index	(5,096)	30,000	5,334	8/17/61	(300 bp) — Monthly	220
	CMBX NA BBB-.12 Index	(5,641)	25,000	4,445	8/17/61	(300 bp) — Monthly	(1,211)
	CMBX NA BBB-.12 Index	(4,065)	24,000	4,267	8/17/61	(300 bp) — Monthly	188
	CMBX NA BBB-.12 Index	(5,639)	16,000	2,845	8/17/61	(300 bp) — Monthly	(2,803)
	CMBX NA BBB-.13 Index	(7,199)	95,000	18,915	12/16/72	(300 bp) — Monthly	11,660
	CMBX NA BBB-.14 Index	(336)	3,000	523	12/16/72	(300 bp) — Monthly	184
	CMBX NA BBB-.7 Index	(656)	3,000	566	1/17/47	(300 bp) — Monthly	(92)
	CMBX NA BBB-.8 Index	(15,300)	102,000	16,351	10/17/57	(300 bp) — Monthly	991
	CMBX NA BBB-.8 Index	(8,325)	60,000	9,618	10/17/57	(300 bp) — Monthly	1,258
	CMBX NA BBB-.8 Index	(6,523)	49,000	7,855	10/17/57	(300 bp) — Monthly	1,303
	CMBX NA BBB-.8 Index	(4,163)	30,000	4,809	10/17/57	(300 bp) — Monthly	629
	CMBX NA BBB-.8 Index	(1,431)	10,000	1,603	10/17/57	(300 bp) — Monthly	166
	CMBX NA BBB-.9 Index	(946)	4,000	702	9/17/58	(300 bp) — Monthly	(246)
	Credit Suisse International
	CMBX NA BB.10 Index	(10,274)	77,000	24,255	11/17/59	(500 bp) — Monthly	13,907
	CMBX NA BB.10 Index	(9,157)	77,000	24,255	11/17/59	(500 bp) — Monthly	15,024
	CMBX NA BB.10 Index	(5,096)	41,000	12,915	11/17/59	(500 bp) — Monthly	7,779
	CMBX NA BB.7 Index	(8,049)	311,693	115,140	5/11/63	(500 bp) — Monthly	106,788
	CMBX NA BB.7 Index	(29,146)	158,000	51,603	1/17/47	(500 bp) — Monthly	22,304
	CMBX NA BB.7 Index	(2,467)	15,000	4,899	1/17/47	(500 bp) — Monthly	2,417
	Goldman Sachs International
	CMBX NA BB.7 Index	(16,057)	98,000	32,007	1/17/47	(500 bp) — Monthly	15,855
	CMBX NA BB.7 Index	(19,290)	95,000	31,027	1/17/47	(500 bp) — Monthly	11,645
	CMBX NA BB.8 Index	(4,557)	12,562	4,483	10/17/57	(500 bp) — Monthly	(86)
	CMBX NA BB.9 Index	(602)	5,000	1,526	9/17/58	(500 bp) — Monthly	919
	CMBX NA BB.9 Index	(313)	3,000	915	9/17/58	(500 bp) — Monthly	599
	CMBX NA BB.9 Index	(319)	2,000	610	9/17/58	(500 bp) — Monthly	290
	CMBX NA BB.9 Index	(158)	1,000	305	9/17/58	(500 bp) — Monthly	146
	CMBX NA BBB-.12 Index	(40,540)	227,000	40,361	8/17/61	(300 bp) — Monthly	(312)
	CMBX NA BBB-.12 Index	(34,234)	191,000	33,960	8/17/61	(300 bp) — Monthly	(386)
	CMBX NA BBB-.12 Index	(11,145)	33,000	5,867	8/17/61	(300 bp) — Monthly	(5,297)
	CMBX NA BBB-.13 Index	(3,107)	41,000	8,163	12/16/72	(300 bp) — Monthly	5,032
	CMBX NA BBB-.14 Index	(276)	3,000	523	12/16/72	(300 bp) — Monthly	244
	CMBX NA BBB-.14 Index	(284)	3,000	523	12/16/72	(300 bp) — Monthly	237
	CMBX NA BBB-.14 Index	(126)	2,000	348	12/16/72	(300 bp) — Monthly	221
	CMBX NA BBB-.14 Index	(206)	2,000	348	12/16/72	(300 bp) — Monthly	141
	CMBX NA BBB-.14 Index	(217)	2,000	348	12/16/72	(300 bp) — Monthly	130
	CMBX NA BBB-.8 Index	(8,487)	55,000	8,817	10/17/57	(300 bp) — Monthly	297
	CMBX NA BBB-.8 Index	(3,105)	24,000	3,847	10/17/57	(300 bp) — Monthly	728
	JPMorgan Securities LLC
	CMBX NA BBB-.10 Index	(4,413)	35,000	6,307	11/17/59	(300 bp) — Monthly	1,873
	CMBX NA BBB-.14 Index	(1,138)	13,000	2,265	12/16/72	(300 bp) — Monthly	1,119
	CMBX NA BBB-.14 Index	(305)	5,000	871	12/16/72	(300 bp) — Monthly	563
	Merrill Lynch International
	CMBX NA BB.10 Index	(4,211)	74,000	23,310	11/17/59	(500 bp) — Monthly	19,028
	CMBX NA BB.7 Index	(5,378)	31,000	10,125	1/17/47	(500 bp) — Monthly	4,717
	CMBX NA BBB-.10 Index	(13,217)	61,000	10,992	11/17/59	(300 bp) — Monthly	(2,260)
	CMBX NA BBB-.7 Index	(1,311)	16,000	3,019	1/17/47	(300 bp) — Monthly	1,699
	CMBX NA BBB-.9 Index	(4,261)	23,000	4,039	9/17/58	(300 bp) — Monthly	(235)
	CMBX NA BBB-.9 Index	(1,667)	9,000	1,580	9/17/58	(300 bp) — Monthly	(92)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(3,880)	37,000	11,655	11/17/59	(500 bp) — Monthly	7,739
	CMBX NA BB.10 Index	(10,024)	33,000	10,395	11/17/59	(500 bp) — Monthly	339
	CMBX NA BB.10 Index	(7,515)	32,000	10,080	11/17/59	(500 bp) — Monthly	2,534
	CMBX NA BB.7 Index	(3,278)	17,000	5,552	1/17/47	(500 bp) — Monthly	2,258
	CMBX NA BB.9 Index	(352)	4,000	1,220	9/17/58	(500 bp) — Monthly	865
	CMBX NA BB.9 Index	(123)	2,000	610	9/17/58	(500 bp) — Monthly	485
	CMBX NA BBB-.10 Index	(8,117)	64,000	11,533	11/17/59	(300 bp) — Monthly	3,379
	CMBX NA BBB-.10 Index	(3,954)	33,000	5,947	11/17/59	(300 bp) — Monthly	1,973
	CMBX NA BBB-.10 Index	(7,314)	30,000	5,406	11/17/59	(300 bp) — Monthly	(1,925)
	CMBX NA BBB-.10 Index	(4,553)	21,000	3,784	11/17/59	(300 bp) — Monthly	(781)
	CMBX NA BBB-.10 Index	(4,109)	19,000	3,424	11/17/59	(300 bp) — Monthly	(696)
	CMBX NA BBB-.10 Index	(1,727)	14,000	2,523	11/17/59	(300 bp) — Monthly	787
	CMBX NA BBB-.10 Index	(433)	5,000	901	11/17/59	(300 bp) — Monthly	465
	CMBX NA BBB-.11 Index	(15,363)	48,000	7,027	11/18/54	(300 bp) — Monthly	(8,364)
	CMBX NA BBB-.12 Index	(10,287)	79,000	14,046	8/17/61	(300 bp) — Monthly	3,713
	CMBX NA BBB-.12 Index	(1,649)	40,000	7,112	8/17/61	(300 bp) — Monthly	5,440
	CMBX NA BBB-.12 Index	(4,382)	21,000	3,734	8/17/61	(300 bp) — Monthly	(661)
	CMBX NA BBB-.12 Index	(4,320)	13,000	2,311	8/17/61	(300 bp) — Monthly	(2,017)
	CMBX NA BBB-.13 Index	(11,402)	185,000	36,834	12/16/72	(300 bp) — Monthly	25,324
	CMBX NA BBB-.14 Index	(962)	6,000	1,045	12/16/72	(300 bp) — Monthly	80
	CMBX NA BBB-.14 Index	(158)	1,000	174	12/16/72	(300 bp) — Monthly	15
	CMBX NA BBB-.7 Index	(41)	1,000	189	1/17/47	(300 bp) — Monthly	147
	CMBX NA BBB-.8 Index	(44,741)	292,000	46,808	10/17/57	(300 bp) — Monthly	1,897
	CMBX NA BBB-.8 Index	(25,875)	167,000	26,770	10/17/57	(300 bp) — Monthly	798
	CMBX NA BBB-.8 Index	(7,504)	59,000	9,458	10/17/57	(300 bp) — Monthly	1,919
	CMBX NA BBB-.8 Index	(5,963)	47,000	7,534	10/17/57	(300 bp) — Monthly	1,544
	CMBX NA BBB-.8 Index	(6,859)	44,000	7,053	10/17/57	(300 bp) — Monthly	169
	CMBX NA BBB-.8 Index	(4,531)	29,000	4,649	10/17/57	(300 bp) — Monthly	101
	CMBX NA BBB-.8 Index	(4,063)	25,000	4,008	10/17/57	(300 bp) — Monthly	(70)
	CMBX NA BBB-.8 Index	(3,119)	23,000	3,687	10/17/57	(300 bp) — Monthly	554
	CMBX NA BBB-.8 Index	(3,149)	22,000	3,527	10/17/57	(300 bp) — Monthly	365
	CMBX NA BBB-.8 Index	(2,044)	15,000	2,405	10/17/57	(300 bp) — Monthly	349

Upfront premium received		—			Unrealized appreciation		360,422

Upfront premium (paid)		(712,902)			Unrealized (depreciation)		(72,062)

	Total	$(712,902)				Total	$288,360
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2022 through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $151,420,113.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/23
Short-term investments
	Putnam Short Term Investment Fund**	$6,603,751	$21,607,578	$18,518,043	$84,543	$9,693,286

	Total Short-term investments	$6,603,751	$21,607,578	$18,518,043	$84,543	$9,693,286
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $728,633.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $271,744.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,211,402.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY⌂
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.6%
	Japan	4.8
	France	2.3
	Cayman Islands	1.9
	United Kingdom	1.8
	Italy	1.6
	Spain	1.3
	Canada	1.1
	Indonesia	0.8
	Switzerland	0.8
	Mexico	0.7
	Australia	0.6
	Uruguay	0.5
	Netherlands	0.5
	Other	4.7

	Total	100.0%
⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $111,904 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $424,270 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $271,744 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,382,934	$—
Collateralized loan obligations	—	6,109,078	—
Corporate bonds and notes	—	34,091,555	—
Foreign government and agency bonds and notes	—	49,290,329	—
Mortgage-backed securities	—	43,251,444	—
U.S. government and agency mortgage obligations	—	125,109,617	—
U.S. treasury obligations	—	116,127	—
Short-term investments	2,936,000	12,278,684	—

Totals by level	$2,936,000	$271,629,768	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$794,826	$—
Futures contracts	153,295	—	—
Forward premium swap option contracts	—	844,833	—
TBA sale commitments	—	(44,296,552)	—
Interest rate swap contracts	—	905,761	—
Total return swap contracts	—	(66,349)	—
Credit default contracts	—	518,876	—

Totals by level	$153,295	$(41,298,605)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$238,300,000
Written swap option contracts (contract amount)	$115,900,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$163,000,000
Centrally cleared interest rate swap contracts (notional)	$694,300,000
OTC total return swap contracts (notional)	$960,000
OTC credit default contracts (notional)	$7,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com